Long-Term Employee Benefit Liabilities - Summary of Weighted Average Significant Actuarial Assumptions Adopted in Measuring Company's Projected Termination and Long-term Service Benefit Obligations and Net Periodic Benefit Cost (Detail) - Termination and Long-term Service Arrangements [Member]
	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.80%	2.40%
Rate of compensation increase	3.50%	3.10%